Other liabilities (Details) ₨ in Millions, $ in Millions		Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)
Current
Accrued expenses		₨ 20,055		₨ 17,821
Employee benefits payable		5,662		5,607
Statutory dues payable		3,675		2,968
Deferred revenue	[1]	1,235		1,052
Advance from customers		1,341		981
Others		2,024		2,059
Current liabilities		33,992	$ 448	30,488
Non-current
Deferred revenue	[1]	1,597		1,531
Others		825		812
Non-current liabilities		₨ 2,422	$ 32	₨ 2,343

[1]	Refer to Note 22 for details of deferred revenue.